Share based payments, Equity instruments granted (Details) - £ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Options [Member]
Options and Warrant Pricing Model [Abstract]
Days to Expiration	2555 days	2555 days
Share Options [Member] | Bottom of Range [Member]
Options and Warrant Pricing Model [Abstract]
Volatility	33.00%	27.00%
Risk free interest rate	0.39%	0.38%
Share price at grant (in sterling per share)	£ 1.2350	£ 0.7584
Share Options [Member] | Top of Range [Member]
Options and Warrant Pricing Model [Abstract]
Volatility	37.00%	48.00%
Risk free interest rate	0.46%	0.83%
Share price at grant (in sterling per share)	£ 1.7890	£ 1.2150
Warrants [Member]
Options and Warrant Pricing Model [Abstract]
Days to Expiration	0 days	0 days
Volatility	0.00%	0.00%
Risk free interest rate	0.00%	0.00%
Share price at grant (in sterling per share)	£ 0	£ 0